Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings (Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2020	$ 11,675	$ 6,845,394	$ 327,140	$ 2,142,657	$ (37,558)	$ (173,820)	$ 9,115,488
Balance (shares) at Dec. 31, 2020	11,675,216
Other comprehensive income (loss):
Deconsolidated of noncontrolling interest				(179,730)		179,730
Net loss				(2,245,718)		(7,048)	(2,252,766)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					100,461	(5,767)	94,694
Balance at Dec. 31, 2021	$ 11,675	6,845,394	327,140	(282,791)	62,903	(6,905)	6,957,416
Balance (shares) at Dec. 31, 2021	11,675,216
Other comprehensive income (loss):
Acquired noncontrolling interest				(7,048)	143	$ 6,905
Deconsolidated of noncontrolling interest				240,933	(13,934)		226,999
Net loss				(2,154,084)			(2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(101,200)		(101,200)
Balance at Dec. 31, 2022	$ 11,675	6,845,394	327,140	(2,202,990)	(52,088)		4,929,131
Balance (shares) at Dec. 31, 2022	11,675,216
Other comprehensive income (loss):
Net loss				(1,160,446)			(1,160,446)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					108,520		108,520
Balance at Dec. 31, 2023	$ 11,675	$ 6,845,394	$ 327,140	$ (3,363,436)	$ 56,432		$ 3,877,205
Balance (shares) at Dec. 31, 2023	11,675,216